Dividends - Narrative (Details) £ / shares in Units, £ in Millions			12 Months Ended
	Jun. 02, 2017 GBP (£) £ / shares	Jun. 02, 2017 $ / shares	Mar. 31, 2020 GBP (£) £ / shares	Mar. 31, 2019 GBP (£) £ / shares	Mar. 31, 2018 GBP (£) £ / shares
Summary Of Dividends [Line Items]
Dividends declared before financial statements authorised for issue (GBP per share) | £ / shares			£ 0.320
Dividends declared before financial statements authorised for issue | £			£ 1,123
Cash dividends paid (GBP per share) | £ / shares			£ 0.4783	£ 0.4652	£ 1.28965
Cash dividends paid, special dividend | £			£ 892	£ 1,160	£ 4,487
Special dividend
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share) | £ / shares	£ 0.84375		£ 0.0000	£ 0.0000	£ 0.84375
Cash dividends paid, special dividend | £	£ 3,171		£ 0	£ 0	£ 3,171
Special dividend - American Depositary Share
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share) | $ / shares		$ 5.4224